UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Statement of Comprehensive Income [Abstract]
Net income	$ 3,400	$ 3,813
Other comprehensive income, net:
Change in foreign currency translation adjustments	191	528
Total comprehensive income	$ 3,591	$ 4,341